Putnam Investments

100 Federal Street

Boston, MA 02110

March 30, 2022

BY EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Preliminary Proxy Statement on Schedule 14A for Putnam Asset Allocation Funds (Securities Act Reg. No. 33-51017 and Investment Company Act File No. 811-07121), on behalf of its Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Income Strategies Portfolio series; Putnam California Tax Exempt Income Fund (Securities Act Reg. No. 2-81011 and Investment Company Act File No. 811-03630); Putnam Convertible Securities Fund (Securities Act Reg. No. 2-43384 and Investment Company Act File No. 811-02280); Putnam Diversified Income Trust (Securities Act Reg. No. 33-23623 and Investment Company Act File No. 811-05635); Putnam Focused International Equity Fund (Securities Act Reg. No. 2-25258 and Investment Company Act File No. 811-01403); Putnam Funds Trust (Securities Act Reg. No. 333-00515 and Investment Company Act File No. 811-07513), on behalf of its Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Risk Allocation Fund, Putnam Emerging Markets Equity Fund, Putnam Fixed Income Absolute Return Fund, Putnam Floating Rate Income Fund, Putnam Focused Equity Fund, Putnam Global Technology Fund, Putnam Intermediate-Term Municipal Income Fund, Putnam International Value Fund, Putnam Mortgage Opportunities Fund, Putnam Multi-Asset Absolute Return Fund, Putnam Multi-Cap Core Fund, Putnam Short Duration Bond Fund, Putnam Short Term Investment Fund, Putnam Short-Term Municipal Income Fund, Putnam Small Cap Growth Fund, and Putnam Ultra Short Duration Income Fund series; George Putnam Balanced Fund (Securities Act Reg. No. 2-10816 and Investment Company Act File No. 811-00058); Putnam Global Health Care Fund (Securities Act Reg. No. 2-75863 and Investment Company Act File No. 811-03386); Putnam Global Income Trust (Securities Act Reg. No. 33-07232 and Investment Company Act File No. 811-04524); Putnam High Yield Fund (Securities Act Reg. No. 33-02710 and Investment Company Act File No. 811-04616); Putnam Income Fund (Securities Act Reg. No. 2-11147 and Investment Company Act File No. 811-00653); Putnam International Equity Fund (Securities Act Reg. No. 33-37214 and Investment Company Act File No. 811-06190); Putnam Investment Funds (Securities Act Reg. No. 33-56339 and Investment Company Act File No. 811-07237), on behalf of its Putnam Government Money Market Fund, Putnam Growth Opportunities Fund, Putnam International Capital Opportunities Fund, Putnam PanAgora Risk Parity Fund, Putnam Research Fund, Putnam Small Cap Value Fund and Putnam Sustainable Future Fund series; Putnam Large Cap Value Fund (Securities Act Reg. No. 2-58869 and Investment Company Act File No. 811-02742); Putnam Massachusetts Tax Exempt Income Fund (Securities Act Reg. No. 33-5416 and

Investment Company Act File No. 811-04518); Putnam Minnesota Tax Exempt Income Fund (Securities Act Reg. No. 33-08916 and Investment Company Act File No. 811-04527); Putnam Money Market Fund (Securities Act Reg. No. 2-55091 and Investment Company Act File No. 811-02608); Putnam Mortgage Securities Fund (Securities Act Reg. No. 2-87634 and Investment Company Act File No. 811-03897); Putnam New Jersey Tax Exempt Income Fund (Securities Act Reg. No. 33-32550 and Investment Company Act File No. 811-05977); Putnam New York Tax Exempt Income Fund (Securities Act Reg. No. 2-83909 and Investment Company Act File No. 811-03741); Putnam Ohio Tax Exempt Income Fund (Securities Act Reg. No. 33-8924 and Investment Company Act File No. 811-04528); Putnam Pennsylvania Tax Exempt Income Fund (Securities Act Reg. No. 33-28321 and Investment Company Act File No. 811-05802); Putnam Sustainable Leaders Fund (Securities Act Reg. No. 33-35576 and Investment Company Act File No. 811-06128); Putnam Target Date Funds (Securities Act Reg. No. 333-117134 and Investment Company Act File No. 811-21598), on behalf of its Putnam Retirement Advantage 2025 Fund, Putnam Retirement Advantage 2030 Fund, Putnam Retirement Advantage 2035 Fund, Putnam Retirement Advantage 2040 Fund, Putnam Retirement Advantage 2045 Fund, Putnam Retirement Advantage 2050 Fund, Putnam Retirement Advantage 2055 Fund, Putnam Retirement Advantage 2060 Fund, Putnam Retirement Advantage 2065 Fund series, and Putnam Retirement Advantage Maturity Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2060 Fund, Putnam RetirementReady 2065 Fund series, and Putnam RetirementReady Maturity Fund series; Putnam Tax Exempt Income Fund (Securities Act Reg. No. 2-57165 and Investment Company Act File No. 811-02675); Putnam Tax-Free Income Trust (Securities Act Reg. No. 2-98790 and Investment Company Act File No. 811-04345), on behalf of its Putnam Strategic Intermediate Municipal Fund and Putnam Tax-Free High Yield Fund series; and Putnam Variable Trust (Securities Act Reg. No. 33-17486 and Investment Company Act File No. 811-05346), on behalf of its Putnam VT Diversified Income Fund, Putnam VT Emerging Markets Equity Fund, Putnam VT Focused International Equity Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Health Care Fund, Putnam VT Government Money Market Fund, Putnam VT Growth Opportunities Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Equity Fund, Putnam VT International Value Fund, Putnam VT Large Cap Value Fund, Putnam VT Mortgage Securities Fund, Putnam VT Multi-Asset Absolute Return Fund, Putnam VT Multi-Cap Core Fund, Putnam VT Research Fund, Putnam VT Small Cap Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT Sustainable Future Fund, and Putnam VT Sustainable Leaders Fund series (collectively, the “Funds”)

Dear Ladies and Gentleman:

On behalf of the Funds, we are filing, pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, a Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”) and a related forms of proxy. As described further in the Proxy Statement, the Proxy Statement is being filed in connection with the solicitation of shareholder proxies with respect to the following proposals: (i) electing Trustees for each Fund; (ii) approving a change to certain Funds’ sub-classification under the Investment Company Act of 1940, as amended, from “diversified” to “non-diversified”; and (iii) approving an amendment to certain Funds’ fundamental investment policy regarding the acquisition of voting securities of any issuer.

The meeting at which shareholders of each Fund will be asked to vote on these proposals is currently expected to be held on June 29, 2022. Copies of the Proxy Statement will be mailed to shareholders of each Fund on or about May 20, 2022.

Please direct any questions concerning this filing to the undersigned at 617-760-2577.

Very truly yours,

/s/ Venice Monagan

Senior Counsel

cc: James Forbes, Esq.

Ropes & Gray LLP